Income Taxes (March 10-K Note) (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Components of income (loss) from continuing operations before income taxes
Components of loss from continuing operations before income taxes is attributed to the following geographic locations for the years ended March 31, 2015 and 2014 (in thousands):

Year ended March 31,	2015	2014

Domestic	$(5,465)	$(3,548)
Foreign	-	-
Income (loss) from continuing operations before income tax expense (benefit)	$(5,465)	$(3,548)

Components of income tax expense (benefit)
Components of income tax expense (benefit) for the years ended March 31, 2015 and 2014 consisted of the following (in thousands):

Year ended March 31,	2015	2014

Current:
U.S. Federal	$-	$-
State and Local	4	2
Foreign (credit)	-	-
Total current tax expense	4	2
Deferred
U.S. Federal	(305)	(81)
State and Local	-	-
Foreign (credit)	-	-
Total deferred tax (benefit)	(305)	(81)

Total income tax expense (benefit)	$(301)	$(79)

Reconciliation of income tax expense (benefit)
The income tax expense (benefit) for the years ended March 31, 2015 and 2014 differed from the amounts computed by applying the statutory US federal income tax rate as  follows (in thousands):

Year ended March 31,	2015	2014

Federal tax expense (benefit) at U.S. Statutory Rate	$(1,754)	$(1,126)
State tax expense (benefit) net of federal tax effect	(301)	(193)
Change in valuation allowance	(1,444)	1,196
Tax effect of acquired net operating loss carryforwards	3,382	-
Foreign SubF Germany	-	251
Amortization of deferred tax liability	(305)	(81)
Other items	121	(126)
Total income tax (benefit)	$(301)	$(79)

Components of deferred taxes
Components of deferred taxes are as follows (in thousands):

Year ended March 31,	2015	2014

Deferred tax liability:
Intangible assets	$(195)	$(500)
Deferred tax assets:
Deferred revenue	-	48
Accruals, reserves and other	2,612	1,932
Net operating loss carryforwards	43,158	45,142
Credit carryforward	2,000	2,397
Capitalized research and development costs	299	299
Other	5	5

Gross deferred tax assets	47,879	49,323
Valuation allowance	(47,879)	(49,323)
Net deferred tax asset	$-	$-

Tabular reconciliation of unrecognized tax benefits
The Company adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Taxes”, (ASC Topic 740), on January 1, 2007. As a result of the implementation of ASC Topic 740, the Company did not recognize any adjustment to the liability for uncertain tax positions and therefore did not record any adjustment to the beginning balance of accumulated deficit on the consolidated balance sheet. As of the date of adoption, the Company recorded a $1.4 million reduction to deferred tax assets for unrecognized tax benefits, all of which is currently offset by a full valuation allowance and therefore did not record any adjustment to the beginning balance of accumulated deficit on the balance sheet at that time.

Tabular Reconciliation of Unrecognized Tax Benefits

Ending Balance as of March 31, 2013	822
Increase/(Decrease) of unrecognized tax benefits taken in prior years	-
Increase/(Decrease) of unrecognized tax benefits related to current year	77
Increase/(Decrease) of unrecognized tax benefits related to settlements	-
Reductions to unrecognized tax benefits related to lapsing statute of limitations	-
Ending Balance as of March 31, 2014	$899
Increase/(Decrease) of unrecognized tax benefits taken in prior years	-
Increase/(Decrease) of unrecognized tax benefits related to current year	(72)
Increase/(Decrease) of unrecognized tax benefits related to settlements	-
Reductions to unrecognized tax benefits related to lapsing statute of limitations	-
Ending Balance as of March 31, 2015	$827